FINANCIAL INSTRUMENTS - Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 63,886	$ 43,724
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,498	93
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		737
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	27,585	19,284
Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,996
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	758	492
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,875	1,166
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	22,088	10,478
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	534
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,996
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,498	93
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		737
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	27,585	19,284
Level 2 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	758	492
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	130
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	534
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	63,886	43,724
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,875	1,036
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	22,088	$ 10,478
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0